Litigation, Claims, and Legal Contingencies	12 Months Ended
Dec. 31, 2017
Litigation, Claims, and Legal Contingencies
Litigation, Claims, and Legal Contingencies

(23) Litigation, Claims, and Legal Contingencies

We are subject to a variety of claims and lawsuits that arise from time to time in the ordinary course of our business, including proceedings and claims that relate to companies we have acquired, claims that relate to customers demanding indemnification for proceedings initiated against them based on their use of SAP software, and claims that relate to customers being dissatisfied with the products and services that we have delivered to them. We will continue to vigorously defend against all claims and lawsuits against us. We currently believe that resolving the claims and lawsuits pending as at December 31, 2017, will neither individually nor in the aggregate have a material adverse effect on our business, financial position, profit, or cash flows. The provisions recorded for these claims and lawsuits as at December 31, 2017, are neither individually nor in the aggregate material to SAP.

However, the outcome of litigation and claims is intrinsically subject to considerable uncertainty. Management’s view of these matters may also change in the future. Actual outcomes of litigation and claims may differ from the assessments made by management in prior periods, which could result in a material impact on our business, financial position, profit, cash flows, or reputation. Most of the lawsuits and claims are of a very individual nature and claims are either not quantified by the claimants or the claim amounts quantified are, based on historical evidence, not expected to be a good proxy for the expenditure that would be required to settle the case concerned. The specifics of the jurisdictions where most of the claims are located further impair the predictability of the outcome of the cases. Therefore, it is not practicable to reliably estimate the financial effect that these lawsuits and claims would have if SAP were to incur expenditure for these cases.

Among the claims and lawsuits are the following classes:

Intellectual Property-Related Litigation and Claims

Intellectual property-related litigation and claims are cases in which third parties have threatened or initiated litigation claiming that SAP violates one or more intellectual property rights that they possess. Such intellectual property rights may include patents, copyrights, and other similar rights.

The carrying amount of the provisions recognized for intellectual property-related litigation and claims and the change in the carrying amount in the reporting period are disclosed in Note (18b). The expected timing of any resulting outflows of economic benefits from these lawsuits and claims is uncertain and not estimable, as it depends generally on the duration of the legal proceedings and settlement negotiations required to resolve them. Uncertainties about the amounts result primarily from the unpredictability of the outcomes of legal disputes in several jurisdictions. For more information, see Note (3c).

Contingent liabilities exist from intellectual property-related litigation and claims for which no provision has been recognized. Generally, it is not practicable to estimate the financial impact of these contingent liabilities due to the uncertainties around the litigation and claims, as outlined above. The total amounts claimed by plaintiffs in those intellectual property-related lawsuits or claims in which a claim has been quantified were not material to us as at December 31, 2017 and 2016. Based on our past experience, most of the intellectual property-related litigation and claims tend to be either dismissed in court or settled out of court for amounts significantly below the originally claimed amounts and not material to our consolidated financial statements.

Individual cases of intellectual property-related litigation and claims include the following:

In February 2010, United States-based TecSec, Inc. (TecSec) instituted legal proceedings in the United States against SAP (including its subsidiary Sybase) and many other defendants. TecSec alleged that SAP’s and Sybase’s products infringe one or more of the claims in five patents held by TecSec. In its complaint, TecSec seeks unspecified monetary damages and permanent injunctive relief. The lawsuit is proceeding but only with respect to one defendant. The trial for SAP (including its subsidiary Sybase) has not yet been scheduled – the lawsuit for SAP (including its subsidiary Sybase) remains stayed.

In 2008, Wellogix, Inc. asserted trade secret misappropriation claims against SAP in U.S. federal court. Those claims were dismissed based on improper venue. In April 2010, SAP instituted legal proceedings (a declaratory judgment action) in the United States against Wellogix, Inc. and Wellogix Technology Licensing, LLC. The lawsuit sought a declaratory judgment that six patents owned by Wellogix were invalid or not infringed by SAP. The legal proceedings were stayed pending the outcome of six reexaminations filed by SAP with the United States Patent and Trademark Office (USPTO). All six reexaminations were decided in SAP’s favor, the decisions were upheld on appeal, and the case has been dismissed. Wellogix re-asserted trade secret misappropriation claims against SAP. The court granted SAP’s motion to dismiss based on improper venue for litigating the trade secret claims in the U.S. and Wellogix appealed that decision. The appeal was decided in SAP’s favor and the claim was dismissed. In February 2015, SAP filed a declaratory judgment action in Frankfurt/Main, Germany, asking the German court to rule that SAP did not misappropriate any Wellogix trade secrets. That court likewise ruled in SAP’s favor and Wellogix has appealed that decision. The appeal is expected to conclude in 2018.

Customer-Related Litigation and Claims

Customer-related litigation and claims include cases in which we indemnify our customers against liabilities arising from a claim that our products infringe a third party’s patent, copyright, trade secret, or other proprietary rights. Occasionally, consulting or software implementation projects result in disputes with customers. Where customers are dissatisfied with the products and services that we have delivered to them in routine consulting contracts or development arrangements, we may grant functions or performance guarantees.

The carrying amount of the provisions recorded for customer-related litigation and claims and the development of the carrying amount in the reporting period are disclosed in Note (18b). The expected timing or amounts of any resulting outflows of economic benefits from these lawsuits and claims is uncertain and not estimable, as they generally depend on the duration of the legal proceedings and settlement negotiations required to resolve the litigation and claims and the unpredictability of the outcomes of legal disputes in several jurisdictions. For more information, see Note (3c).

Contingent liabilities exist from customer-related litigation and claims for which no provision has been recognized. Generally, it is not practicable to estimate the financial impact of these contingent liabilities due to the uncertainties around these lawsuits and claims outlined above.

Tax-Related Litigation and Claims

We are subject to ongoing audits by domestic and foreign tax authorities. In respect of non-income taxes, we, like many other companies operating in Brazil, are involved in various proceedings with Brazilian tax authorities regarding assessments and litigation matters on intercompany royalty payments and intercompany services. The total potential amount in dispute related to these matters for all applicable years is approximately €102 million (2016: €106 million). We have not recorded a provision for these matters, as we believe that we will prevail.

For information about income tax-related litigation, see Note (10).

Legal Contingencies

SAP received communications alleging conduct that may violate anti-bribery laws (including the U.S. Foreign Corrupt Practices Act (FCPA)). The Legal Compliance and Integrity Office of SAP is conducting investigations with the assistance of an external law firm and voluntarily advised local authorities as well as the U.S. Securities and Exchange Commission (U.S. SEC) and the U.S. Department of Justice (U.S. DOJ). The investigations and dialogue with the local authorities and the U.S. SEC and U.S.

DOJ are ongoing. SAP is cooperating with both the external law firm engaged for the investigation and the authorities.

The alleged conduct may result in monetary penalties or other sanctions under the FCPA and/or other anti-bribery laws. In addition, SAP’s ability to conduct business in certain jurisdictions could be negatively impacted. Given the early stage of the comprehensive and exhaustive investigations and the corresponding remediation activities, and considering the complexity of individual factors and the large number of open questions, it is impossible at this point in time to assess the risks.

We are implementing enhancements to our anti-corruption compliance program, including guidance and policy changes as well as additional internal controls related to compliance with international anti-bribery laws, and additional compliance staff. We continue to be fully committed to FCPA and other anti-bribery law compliance.

Furthermore, we are investigating allegations regarding conduct that certain independent SAP partners violated SAP contractual terms and sold SAP products and services in embargoed countries. These SAP partners presumably did not adhere to SAP’s strict procedures for indirect business activities. To the extent any company independent from SAP chooses not to follow SAP’s licensing procedures, SAP is ultimately limited in its ability to stop their activities. SAP devotes considerable resources to prevent and mitigate such activities should they occur. We are also investigating allegations regarding direct sales between SAP and certain customers, who may have engaged in unauthorized activities in embargoed countries. The investigations are being conducted by SAP’s Legal Compliance and Integrity Office with the assistance of an external law firm.

In this context, SAP voluntarily self-disclosed potential export controls and economic sanctions violations to the U.S. Department of Justice and the U.S. Department of Treasury’s Office of Foreign Assets Control (OFAC) in September 2017. At the same time, SAP provided notification to the U.S. Securities and Exchange Commission (U.S. SEC) and responded to an SEC comment letter on export restriction matters in October 2017. SAP has also provided disclosure to the U.S. Department of Commerce’s Bureau of Industry and Security (BIS) based on the same alleged facts. Finally, pursuant to Section 219 of the U.S. Iran Threat Reduction and Syria Human Rights Act of 2012 and Section 13(r) of the U.S. Securities Exchange Act of 1934, SAP has filed the required Iran Notice with the SEC.

As a reaction to preliminary findings, SAP has taken remedial actions to terminate access to SAP products and services for certain end users and block additional business activities with these end users through SAP or SAP partners. We are implementing enhancements to our export control compliance program, including adding further capacity to the Export Control Compliance team with a particular focus on high-risk countries.

Given the early stage of the comprehensive and exhaustive investigations and the corresponding remediation activities, and considering the complexity of individual factors and the large number of open questions, it is impossible at this point in time to assess the risks.

For the reasons outlined above, it is impossible at this point in time to determine whether the potential anti-bribery law violations and the potential export restriction violations represent present obligations of SAP and, if so, to reliably estimate the amount of these obligations. As a consequence, no provisions have been recognized for these potential violations in our consolidated financial statements 2017. It is also not practicable to estimate the financial effect of any contingent liabilities that may result from these potential violations.